Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
SUBSIDIARIES [Text Block]
28. SUBSIDIARIES
The consolidated financial statements of the Company include the following significant subsidiaries as at December 31, 2021 and 2020 as follows:

Name of subsidiary	Operations and Projects	Location	2021 % Ownership	2020 % Ownership
First Majestic Silver Corp.	Parent company and bullion sales	Canada	100%	100%
Corporación First Majestic, S.A. de C.V.	Holding company	Mexico	100%	100%
Primero Empresa Minera, S.A de C.V.	San Dimas Silver/Gold Mine	Mexico	100%	100%
Nusantara de Mexico, S.A. de C.V.	Santa Elena Silver/Gold Mine	Mexico	100%	100%
Minera La Encantada, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
First Majestic Plata, S.A. de C.V.	La Parrilla Silver Mine	Mexico	100%	100%
Minera El Pilón, S.A. de C.V.	San Martin Silver Mine	Mexico	100%	100%
First Majestic Del Toro, S.A. de C.V.	Del Toro Silver Mine	Mexico	100%	100%
La Guitarra Compañia Minera, S.A. de C.V.	La Guitarra Silver Mine	Mexico	100%	100%
Majestic Services, S.A. de C.V.	Service company	Mexico	100%	100%
Jerritt Canyon Canada Ltd.	Holding company	Canada	100%	—%
Jerritt Canyon Gold LLC	Jerritt Canyon Gold Mine	United States	100%	—%
FM Metal Trading (Barbados) Inc.	Metals trading company	Barbados	100%	100%
FMS Trading AG	Metals trading company	Switzerland	100%	100%